SCHEDULE OF POTENTIAL DILUTIVE SHARES (Details) - USD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Feb. 02, 2024	May 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Options to purchase Common Stock		22,620		22,620
PIPE Convertible Notes	[1]	51,088	134,000	51,088	134,000
Series A Preferred Shares		298,732		298,732
Weighted Average Number of Shares Outstanding		480,959	295,832	480,959	295,832
Stock options						$ 22,620
PIPE Convertible Notes	[2]					18,574
Common stock - warrants						59,182		4,800
Earnout shares						90,000
Underwriter warrants						12,650
Total dilutive						203,026
Series A Preferred Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Underwriter warrants		5,869		5,869
Series A Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Underwriter warrants			28,182		28,182
Common stock - warrants						28,182	28,182
Series B Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Underwriter warrants			31,000		31,000
Common stock - warrants						31,000	31,000
Earnout Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Underwriter warrants		90,000	90,000	90,000	90,000
Underwriter Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Underwriter warrants		12,650	12,650	12,650	12,650

[1]	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.
[2]	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors